Form N-1A Cover	May 20, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Document Creation Date	May 20, 2026
Document Effective Date	May 20, 2026
Prospectus Date	Aug. 28, 2025